INTERIM CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Common shares CNY (¥) shares	Common shares USD ($) shares	Treasury shares CNY (¥) shares	Treasury shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated other comprehensive income/(loss) USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)	CNY (¥)	USD ($)
Balance at the Beginning at Dec. 31, 2024	¥ 50		¥ (1,674)		¥ 1,045,221		¥ 20,040		¥ (995,715)		¥ 31,476		¥ 99,398
Balance at the Beginning (in shares) at Dec. 31, 2024 | shares	80,041,689	80,041,689
Balance at the Beginning, Treasury shares (in shares) at Dec. 31, 2024 | shares			442,915	442,915
Net (loss)/income									(2,573)		1,461		(1,112)
Translation adjustments							(270)						(270)
Exercise and vesting of share-based awards	¥ 1		¥ 699		1,491								2,191
Exercise and vesting of share-based awards (in shares) | shares	798,853	798,853	(193,040)	(193,040)
Repurchase of common shares			¥ (3,344)										(3,344)
Repurchase of common shares (in shares) | shares	(583,893)	(583,893)	583,893	583,893
Share-based compensation (Note 11)					694								694
Balance at the End at Jun. 30, 2025	¥ 51		¥ (4,319)		1,047,406		19,770		(998,288)		32,937		97,557
Balance at the End (in shares) at Jun. 30, 2025 | shares	80,256,649	80,256,649
Balance at the End, Treasury shares (in shares) at Jun. 30, 2025 | shares			833,768	833,768
Balance at the Beginning at Dec. 31, 2025	¥ 51		¥ (6,430)		1,049,029		18,440		(995,292)		33,627		99,425
Balance at the Beginning (in shares) at Dec. 31, 2025 | shares	79,971,355	79,971,355
Balance at the Beginning, Treasury shares (in shares) at Dec. 31, 2025 | shares			1,415,422	1,415,422
Net (loss)/income									2,937		313		3,250	$ 479
Acquisition of a new subsidiary											14		14
Acquisition of noncontrolling interests					816						(11,269)		(10,453)
Translation adjustments							(1,559)				29		(1,530)	(225)
Exercise and vesting of share-based awards			¥ 500		(480)								20
Exercise and vesting of share-based awards (in shares) | shares	86,960	86,960	(86,960)	(86,960)
Issuance of warrants					(471)								(471)
Repurchase of common shares			¥ (3,922)										(3,922)
Repurchase of common shares (in shares) | shares	(1,139,880)	(1,139,880)	1,139,880	1,139,880
Share-based compensation (Note 11)					778								778
Balance at the End at Jun. 30, 2026	¥ 51	$ 8	¥ (9,852)	$ (1,452)	¥ 1,049,672	$ 154,702	¥ 16,881	$ 2,488	¥ (992,355)	$ (146,255)	¥ 22,714	$ 3,348	¥ 87,111	$ 12,839
Balance at the End (in shares) at Jun. 30, 2026 | shares	78,918,435	78,918,435
Balance at the End, Treasury shares (in shares) at Jun. 30, 2026 | shares			2,468,342	2,468,342